Joint arrangements and associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Net investment beginning balance	$ 2,508	$ 2,758
Net income/(loss) from equity accounted investments	49	(1)	$ 620
Impairment	(6)	(363)
Acquisitions and increase in capital	573	926
Dividend and other distributions	(152)	(286)
Other comprehensive income/(loss)	(109)	(10)
Divestments, derecognition and decrease in paid in capital	(391)	(517)
Net investment ending balance	2,471	2,508	2,758
Equity accounted investments	2,471	$ 2,508	$ 2,758
Several investments | Top of range
Disclosure of associates [line items]
Equity accounted investments	$ 500